Shareholder Report	12 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Twin Oak Active Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Twin Oak Active Opportunities ETF
Class Name	Twin Oak Active Opportunities ETF
Trading Symbol	TSPX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Twin Oak Active Opportunities ETF (the “Fund”) for the period of February 20, 2025 (commencement of operations), to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://twinoaketfs.com/TSPX. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://twinoaketfs.com/TSPX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FROM FEBRUARY 20, 2025 TO MAY 31, 2025?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Twin Oak Active Opportunities ETF	$10*	0.35%
[1]
Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Twin Oak Active Opportunities ETF commenced operations on February 20, 2025, and delivered performance results during one of the most volatile market environments in recent years. Since inception through May 31, 2025, the Fund generated a positive return of 0.12% (based on closing prices from February 21 to May 30, 2025), demonstrating the resilience of our active management approach during a period characterized by extreme volatility stemming from evolving trade policy announcements and geopolitical uncertainties. During this same period, the Fund significantly outperformed its blended benchmark of 50% S&P 500 Index and 50% Bloomberg U.S. Aggregate Bond Index, which returned -0.70%, representing 82 basis points of outperformance since inception. The Fund’s ability to generate positive returns while the benchmark declined highlights the effectiveness of our opportunistic investment strategy, which provides flexibility to adjust equity and fixed-income allocations based on market conditions, and proved particularly valuable during this challenging period as our portfolio managers navigated three consecutive months of market declines from February through April, followed by a sharp recovery in May when the S&P 500 posted its best May performance in 35 years with a gain of 6.29%.
WHAT FACTORS INFLUENCED PERFORMANCE
The market environment during the Fund’s initial operational period was dominated by significant policy-driven volatility, particularly relating to tariff announcements and trade negotiations that created substantial market disruption. The S&P 500 fell nearly 11% in two days following tariff announcements, with the index declining 10% from its year-to-date peak, before recovering sharply when trade tensions eased. In May 2025, when the S&P 500 delivered its strongest May performance in 35 years with a gain of 6.29%, the Fund generated a positive return of 4.53% (based on closing prices from April 30 to May 30, 2025), participating meaningfully in the market recovery while demonstrating the risk management benefits of our diversified active management approach. Although the Fund  underperformed the S&P 500 by 176 basis points during this exceptional month, this relative performance reflects our defensive positioning and mixed asset allocation strategy, which helped protect capital during the preceding volatile period when markets experienced significant drawdowns. During this period, our portfolio construction enabled us to capitalize on market dislocations while maintaining defensive positioning during periods of heightened uncertainty. The Fund’s expense structure, with a management fee of 0.35% after voluntary fee waivers, provided additional value to shareholders during this volatile inaugural period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/20/2025)
Twin Oak Active Opportunities ETF NAV	0.12
S&P 500 TR Index	-3.01
50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index	-0.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://twinoaketfs.com/TSPX for more recent performance information.
Net Assets	$ 225,086,217
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 330,304
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$225,086,217
Number of Holdings	3
Net Advisory Fee Paid	$330,304
Portfolio Turnover Rate	73%

Holdings [Text Block]

Security Type	(% of Net Assets)
Exchange Traded Funds	99.8%
Cash & Other	0.2%

Top Issuers	(% of Net Assets)
Vanguard S&P 500 ETF	72.4%
iShares Ultra Short-Term Bond Active ETF	17.3%
JPMorgan Ultra-Short Income ETF	10.1%

Updated Prospectus Web Address	https://twinoaketfs.com/TSPX
Twin Oak Short Horizon Absolute Return ETF
Shareholder Report [Line Items]
Fund Name	Twin Oak Short Horizon Absolute Return ETF
Class Name	Twin Oak Short Horizon Absolute Return ETF
Trading Symbol	TOAK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Twin Oak Short Horizon Absolute Return ETF (the “Fund”) for the period of August 19, 2024 (commencement of operations), to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://twinoaketfs.com/TOAK. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://twinoaketfs.com/TOAK
Expenses [Text Block]
WHAT WERE THE FUND COSTS FROM AUGUST 19, 2024 TO MAY 31, 2025? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Twin Oak Short Horizon Absolute Return ETF	$31*	0.39%
[2]
Expenses Paid, Amount	$ 31	[2]
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since the Fund’s inception on August 19, 2024, the Twin Oak Short Duration Absolute Return ETF has sought to provide capital appreciation with low price volatility through its actively managed options-based strategy. Through May 2025, the Fund has delivered a fiscal year-to-date total return of 3.36% and has achieved a since-inception return that reflects the Fund’s objective of maintaining stable returns while managing downside risk. The Fund’s 52-week price range of $26.81 to $27.72 through May 31, 2025 demonstrates relatively low volatility, with the Fund maintaining price stability within approximately a 3.4% range from its low to high over the period. The Fund’s performance has been driven primarily by its defined risk options strategy, which utilizes long calls, long puts, and debit spread options with  maturities of less than one year, designed to generate returns while limiting maximum loss exposure to the premium invested in each position. Since inception, the Fund has grown its assets under management to $37.4 million with approximately 1.4 million shares outstanding. The Fund’s operating  expense ratio has been maintained at 0.25% through a contractual fee reduction agreement that extends through August 18, 2026, supporting the Fund’s accessibility to investors.
WHAT FACTORS INFLUENCED PERFORMANCE
The interest rate environment throughout the Fund’s operational period has presented both opportunities and challenges for short-duration strategies. The Federal Reserve reduced the federal funds rate from 4.75%-5.00% to 4.25%-4.50% between September and December 2024, with rates remaining unchanged through the first half of 2025. Current Federal Reserve projections anticipate two additional rate cuts in 2025, though uncertainty regarding tariff policies and inflation expectations has led to a more cautious approach to monetary easing. The Fund’s short duration profile, maintaining exposure between zero and one year, has been designed to minimize interest rate sensitivity while the options-based strategy has sought to generate returns independent of directional interest rate movements. The broader environment of elevated rates compared to the historical 2010-2019 average of 2.4% for 10-year Treasuries versus current levels above 4.3% has provided a backdrop where short-duration, absolute return strategies may offer attractive risk-adjusted return potential for investors seeking stable performance with reduced correlation to traditional fixed income duration risk.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/19/2024)
Twin Oak Short Horizon Absolute Return ETF NAV	3.36
Bloomberg U.S. Aggregate Bond Index	0.65
Bloomberg U.S. Treasury Bills: 1-3 Months Index	3.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://twinoaketfs.com/TOAK for more recent performance information.
Net Assets	$ 37,408,134
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 39,418
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$37,408,134
Number of Holdings	4
Net Advisory Fee Paid	$39,418
Portfolio Turnover Rate	0%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
SPDR S&P 500 ETF Trust Call Options	56.9%
SPDR S&P 500 ETF Trust Put Options	43.0%
Cash & Cash Equivalents	0.1%

Credit Breakdown*	(% of Net Assets)
AA	99.9%
Cash & Cash Equivalents	0.1%
[3]
Updated Prospectus Web Address	https://twinoaketfs.com/TOAK

[1]
*	Amount shown reflects the expenses of the Fund from February 20, 2025 (commencement of operations) through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[2]
*	Amount shown reflects the expenses of the Fund from August 19, 2024 (commencement of operations) through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[3]
*	The Fund’s portfolio is comprised of FLEX Options. The rating listed represents the counterparty rating for those positions as assigned by S&P Global.